Related party transactions	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
On May 6, 2026, the Annual General Meeting of shareholders voted to appoint Karen Massey as executive director and Tim Van Hauwermeiren as non-executive director to the Board of Directors. The Board of Directors also appointed Mr. Van Hauwermeiren as Chairperson of the Board. Upon his resignation as Chief Executive Officer of the
Company, Mr. Van Hauwermeiren’s unvested stock options and RSUs vested on his final day of service as per the
2025 Remuneration Policy. The vested stock options retain their original 10-year exercise period. Mr. Van
Hauwermeiren’s PSUs will be pro-rated to his service period upon the conclusion of the 3-year performance period.
Mr. Van Hauwermeiren did not receive a grant for his services as CEO in 2026.
During the six months ended June 30, 2026 a total of 57,572 stock options and 22,833 PSUs were granted to senior management members as a group. During the six months ended June 30, 2026 a total of 3,325 restricted stock units were granted to non-executive board members.